INVESTMENTS IN ASSOCIATES AND INCORPORATED JOINT VENTURES	9 Months Ended
Sep. 30, 2017
Interests In Other Entities [Abstract]
INVESTMENTS IN ASSOCIATES AND INCORPORATED JOINT VENTURES
INVESTMENTS IN ASSOCIATES AND INCORPORATED JOINT VENTURES

	Associates[1]	Sadiola[2]	Yatela[2]	Total
Balance, January 1, 2016	$7.4	$49.2	$—	$56.6
Currency translation adjustment	(0.3)	—	—	(0.3)
Share of net earnings (loss), net of income taxes	(0.8)	9.0	(2.1)	6.1
Share of net loss recorded as provision	—	—	2.1	2.1
Share of dividends received	—	(11.3)	—	(11.3)
Disposal[3]	(0.6)	—	—	(0.6)
Balance, December 31, 2016	5.7	46.9	—	52.6
Purchase of additional shares of associate[4]	7.4	—	—	7.4
Currency translation adjustment	1.4	—	—	1.4
Share of net earnings (loss), net of income taxes	(1.1)	11.3	—	10.2
Share of dividends received	—	(2.1)	—	(2.1)
Acquisition of control over associate[5]	(4.8)	—	—	(4.8)
Balance, September 30, 2017	$8.6	$56.1	$—	$64.7

1	IAMGOLD includes results based on the latest publicly available information.

2	The Company's incorporated joint ventures are not publicly listed.

3
On March 16, 2016, the Company disposed of its 41% ownership interest in Galane Gold Ltd. ("Galane") which had a carrying amount of $0.6 million on the date of disposal for cash proceeds of $0.2 million. The resulting loss of $0.4 million, net of transaction costs, was recognized in Interest income and derivatives and other investment gains in the Consolidated statements of earnings (note 25).

4
Associates include INV Metals Inc. ("INV Metals"), a publicly traded company incorporated in Canada, and Merrex prior to February 28, 2017 (note 4). The Company's ownership interest in INV Metals as at September 30, 2017 was 35.6% (December 31, 2016 - 35.6%). On March 2, 2017, the Company participated in INV Metals' common shares public equity offering and acquired an additional 9.8 million common shares of INV Metals at a price of C$1.00 per share for an aggregate amount of $7.4 million (C$9.8 million). This acquisition allowed the Company to maintain a 35.6% ownership in INV Metals.

5
On February 28, 2017, Merrex became a 100% subsidiary of the Company (note 4). As a result, the Company accounted for Merrex under the consolidation method as at February 28, 2017. The Company previously accounted for Merrex as an associate, using the equity method.